Cash flow statement - Schedule of Cash Outflow from Acquisitions of Subsidiaries and Businesses (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
OTHER RESERVES (Details) - Schedule of Cash Flow Hedging Reserve [Line Items]
Cash and cash equivalents	£ 49,712	£ 66,538	£ 75,201	£ 55,960
Other assets	13,065	11,938
Deferred tax	(125)	(157)
Other liabilities	(7,211)	(6,260)
Less cash and cash equivalents acquired	16,826	8,663	(19,241)
Net cash outflow arising from acquisitions of subsidiaries and businesses	0	293	0
Total for all business combinations
OTHER RESERVES (Details) - Schedule of Cash Flow Hedging Reserve [Line Items]
Cash and cash equivalents	0	38	0
Intangible assets	0	182	0
Other assets	0	672	0
Deferred tax	0	(58)	0
Other liabilities	0	(646)	0
Goodwill arising on acquisition	0	143	0
Cash consideration	0	331	0
Less cash and cash equivalents acquired	0	(38)	0
Net cash outflow arising from acquisitions of subsidiaries and businesses	£ 0	£ 293	£ 0